Financial Information as per operating segments (Details 10) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Liabilities	$ 2,028,926,466	$ 2,317,201,680
Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Liabilities	529,630,254	776,980,472
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Liabilities	361,202,129	456,260,455
Wine Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Liabilities	158,858,410	165,011,985
All other segments [member]
IfrsStatementLineItems [Line Items]
Liabilities	$ 979,235,673	$ 918,948,768